Average Annual Total Returns			12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Value Index (reflects no deduction for fees, expenses and taxes.)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deduction for fees, expenses and taxes.)
Average Annual Return, Percent			13.98%	8.60%		8.40%
Russell 3000® Index (reflects no deduction for fees, expenses and taxes.)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses and taxes.)
Average Annual Return, Percent			23.81%	13.86%		12.55%
Russell 2500TM Value Index (reflects no deduction for fees, expenses and taxes.)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500TM Value Index (reflects no deduction for fees, expenses and taxes.)
Average Annual Return, Percent			10.98%	8.44%	7.84%	7.81%
Russell 2500TM Index (reflects no deduction for fees, expenses and taxes.)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index (reflects no deduction for fees, expenses and taxes.)
Average Annual Return, Percent			23.81%	13.86%	12.66%	12.55%
Olstein All Cap Value Fund - Adviser Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.08%	7.27%		6.90%
Olstein All Cap Value Fund - Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		8.00%	6.20%		5.84%
Olstein All Cap Value Fund - Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.12%	5.78%		5.45%
Olstein All Cap Value Fund - Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.48%	5.64%		5.29%
Olstein All Cap Value Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		3.80%	5.80%
Olstein Strategic Opportunities Fund - Adviser Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.20%	5.71%	4.58%
Performance Inception Date		May 11, 2015
Olstein Strategic Opportunities Fund - Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return Before Taxes
Average Annual Return, Percent	[3]		1.23%	4.66%		3.85%
Olstein Strategic Opportunities Fund - Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return After Taxes on Distributions
Average Annual Return, Percent	[3]		(0.41%)	3.70%		3.07%
Olstein Strategic Opportunities Fund - Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		2.05%	3.68%		2.96%
Olstein Strategic Opportunities Fund - Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return Before Taxes(2)
Average Annual Return, Percent	[4]		(2.70%)	4.27%		4.05%

[1]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 Years and 10 Years do not include the CDSC because there is no CDSC if shares are held longer than 1 year.
[2]	The total return figures for Class A include the maximum front-end sales charge of 5.50% imposed on purchases.
[3]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 Years and 10 Years do not include the CDSC because there is no CDSC if shares are held longer than 1 year.
[4]	The total return figures for Class A include the maximum front-end sales charge of 5.50% imposed on purchases.